Staff costs (Details 1) - Number	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Average number of staff employee	13	21	27
Research and development [member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	8	16	22
General and administration [member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	5	5	5